Commitments And Contigencies	12 Months Ended
Dec. 31, 2013
Commitment and Contigencies [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 17: COMMITMENTS AND CONTINGENCIES
As of December 31, 2013, Navios Acquisition committed for future remaining contractual deposits for the vessels to be delivered on various dates through June 2015.
The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date of the financial statements were prepared. In the opinion of the management, the ultimate disposition of these matters individually and in aggregate will not materially affect the Company's financial position, results of operations or liquidity.
The future minimum commitments by period as of December 31, 2013, of Navios Acquisition under its contractual obligations, are as follows:

Amount
December 31, 2014	$ 258,540
December 31, 2015	44,310
Total	$ 302,850
.